1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X

    Pre-Effective Amendment No.      ..............................

    Post-Effective Amendment No.  89 ..............................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X

    Amendment No. 90...............................................        X

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    _immediately upon filing pursuant to paragraph (b)
__  on                               pursuant to paragraph (b)
_x__60 days after filing pursuant to paragraph (a)(i)
___ on ___________ pursuant to paragraph (a)(i)
___ 75 days after filing pursuant to paragraph (a)(ii)
___ on ___________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:     Melanie C. Maloney, Esquire
               Dickstein Shapiro LLP
               1825 Eye Street, NW
               Washington, DC  20006












MONEY MARKET MANAGEMENT

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST



PROSPECTUS

OCTOBER 22, 2007

EAGLE SHARES

A money market mutual fund seeking to provide current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                     CONTENTS
                                     Risk/Return Summary
                                     What are the Fund's Fees and Expenses?
                                     What are the Fund's Investment Strategies?
                                     What are the Principal Securities in Which the Fund Invests?
                                     What are the Specific Risks of Investing in the Fund?
                                     What Do Shares Cost?
                                     How is the Fund Sold?
                                     Payments to Financial Intermediaries
                                     How to Purchase Shares
                                     How to Redeem and Exchange Shares
                                     Account and Share Information
                                     Who Manages the Fund?
                                     Legal Proceedings
                                     Financial Information
                                     Appendix A: Hypothetical Investment and
                                     Expense Information

NOT FDIC INSURED  *  MAY LOSE VALUE  *  NO BANK GUARANTEE

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund that seeks to maintain a stable net asset value
(NAV) of $1.00 per Share.

The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE



The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1.00% up to 6.00%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2006. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2006. The percentages noted are: 4.69%, 4.64%, 4.23%, 5.46%, 3.37%, 0.82%, 0.17%, 0.30%, 2.11% and 3.92%,
respectively.




Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Eagle Shares total returns on a calendar year-end basis.


The Fund's Eagle Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Eagle Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.09%.


Within the periods shown in the bar chart, the Fund's Eagle Shares highest quarterly return was 1.42% (quarter ended December 31, 2000). Its lowest quarterly return was 0.01% (quarter ended June 30, 2004).


AVERAGE ANNUAL TOTAL RETURN TABLE
The following table represents the Fund's Eagle Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

 CALENDAR PERIOD     FUND
 1 Year              3.92%
 5 Years             1.46%
 10 Years            2.95%

The Fund's Eagle Shares 7-Day Net Yield as of December 31, 2006 was 4.20%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?


MONEY MARKET MANAGEMENT

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Eagle Shares of the Fund.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as            None
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering     None
price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                     None
Exchange Fee                                                                                                           None

ANNUAL FUND OPERATING EXPENSES (Before Waivers, Reimbursement and Reduction)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                        0.20%
Distribution (12b-1) Fee                                                                                               None
Other Expenses3                                                                                                        1.38%
Total Annual Fund Operating Expenses4                                                                                  1.58%
1   The expenses shown have been restated and the percentages are based on anticipated expenses for the entire fiscal year ending
  July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain expenses and the shareholder services provider expects not to charge certain amounts. These are shown below along with the net expenses the Fund's Eagle Shares expect to pay for the fiscal year ending July 31, 2008.
  Total Waivers, Reimbursement and Reduction of Fund Expenses                                                          1.21%
  Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)            0.37%
2 Effective October 16, 2007, the Adviser reduced the management fee from 0.50% to 0.20%.  The fee table represents the fees that would have been in place had this change occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008.  In addition, the Adviser expects to voluntarily waive the management fee.  The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending July 31, 2008.  The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 2007.
3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein.  The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund.  This voluntary waiver and reimbursement can be terminated at any time.  In addition, the shareholder services provider expects to elect not to charge, and therefore the Fund's Eagle Shares will not accrue, a portion of the shareholder services fee.  Total other expenses paid by the
  Fund's Eagle Shares (after the anticipated waiver, reimbursement and reduction) are expected to be 0.37% for the fiscal year ending July 31, 2008.  Total other expenses paid by the Fund's Eagle Shares (after voluntary waiver, reimbursement and reduction)
  were 1.22% for the fiscal year ending July 31, 2007.
4   Total Actual Annual Fund Operating Expenses paid by the Fund's Eagle Shares (after voluntary waivers, reimbursement and reduction) were 1.22% for the fiscal year ended July 31, 2007.




EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Eagle Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Eagle Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Eagle Shares operating expenses are BEFORE WAIVERS, REIMBURSEMENT AND REDUCTION as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year       $161
 3 Years      $499
 5 Years      $860
 10 Years     $1,878

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.
 The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).
 The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund's investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund's investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio's dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the matruity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.






WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed-income securities in which the Fund may invest:


CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.


COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS
Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.

ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.


INSURANCE CONTRACTS
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

MUNICIPAL SECURITIES
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
{circle}it is organized under the laws of, or has a principal office located in, another country;
{circle}the principal trading market for its securities is in another country;
  or
{circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT
The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

INVESTMENT RATINGS
The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.











WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher- quality securities.
 Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.
 Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
 Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS
A substantial portion of the Fund's portfolio may be comprised of securities issued or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
 Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
 Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.










WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share.

The Fund does not charge a front-end sales charge.

When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. Eastern time each day the NYSE is open; except that, on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) NAV is determined at 3:00 p.m. Eastern time.

On any day, the times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC. If an order is received on any day the Fund does not determine NAV, the order will be held and processed at the NAV next determined by the Fund.











HOW IS THE FUND SOLD?

The Fund offers two share classes: Eagle Shares and Premier Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Eagle Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to investors with temporary cash balances and investors with cash reserves or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).









PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.


SERVICE FEES

The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder
accounts.   Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.


RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.


NETWORKING FEES
The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.





HOW TO PURCHASE SHARES

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Currently, the Fund intends to accept purchase requests only from those investors that have established accounts in the Shares prior to the date of this prospectus.

The required minimum initial investment for Shares is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.


THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.


DIRECTLY FROM THE FUND

BY TELEPHONE
You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number


If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans
Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will process such requests at the NAV next determined on the next day that the Federal Reserve wire transfer system is open.


BY MAIL
You may purchase Shares by sending your check payable to THE FEDERATED FUNDS at the following address:

   The Federated Funds
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, send it to:

   The Federated Funds
   30 Dan Road
   Canton, MA 02021
PLEASE NOTE YOUR ACCOUNT NUMBER ON YOUR CHECK. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject ANY purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to THE FEDERATED FUNDS (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


BY DIRECT DEPOSIT
You may complete an application with State Street Bank and Trust Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with State Street Bank and Trust Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.





HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

{circle}through a financial intermediary if you purchased Shares through a financial intermediary; or

{circle}directly from the Fund if you purchased Shares directly from the Fund.


THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.


DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


BY MAIL
You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

   The Federated Funds
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   The Federated Funds
   30 Dan Road
   Canton, MA 02021
All requests must include:

{circle}Fund Name and Share Class, account number and account registration;

{circle}amount to be redeemed or exchanged;

{circle}signatures of all shareholders exactly as registered; and

{circle}IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions


SIGNATURE GUARANTEES
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

{circle}your redemption will be sent to an address other than the address of record;

{circle}your redemption will be sent to an address of record that was changed within the last 30 days;

{circle}a redemption is payable to someone other than the shareholder(s) of record; or

{circle}IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

{circle}an electronic transfer to your account at a financial institution that is an ACH member; or

{circle}wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form, except that payment may be delayed in the following circumstances:

{circle}to allow your purchase to clear (as discussed below);

{circle}during any period when the Federal Reserve wire or Federal Reserve banks are closed (in which case redemption proceeds will be wired within one business day after the reopening of the Federal Reserve wire or Federal Reserve banks); or

{circle}during any period when the NYSE is closed (in which case redemption proceeds will be wired within one business day after the reopening of the
  NYSE).

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

Any attempt to redeem Shares through checkwriting before the purchase instrument has cleared will be automatically rejected.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

{circle}ensure that the account registrations are identical;

{circle}meet any minimum initial investment requirements; and

{circle}receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.


ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.











ACCOUNT AND SHARE INFORMATION


ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.

Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, may be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on the Federated website at FederatedInvestors.com.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range, and types of security.


To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.











WHO MANAGES THE FUND?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.




ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.
A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2007.





LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

To be Filed by Amendment

APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following chart provides additional hypothetical information about the effect of the Fund`s expenses, including investment advisory fees and other Fund costs, on the Fund`s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund`s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


MONEY MARKET MANAGEMENT: EAGLE SHARES


ANNUAL EXPENSE RATIO: 1.58%

MAXIMUM FRONT-END SALES CHARGE: NONE
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $500.00  $10,500.00       $160.70    $10,342.00
 2             $10,342.00       $517.10  $10,859.10       $166.20    $10,695.70
 3             $10,695.70       $534.79  $11,230.49       $171.88    $11,061.49
 4             $11,061.49       $553.07  $11,614.56       $177.76    $11,439.79
 5             $11,439.79       $571.99  $12,011.78       $183.84    $11,831.03
 6             $11,831.03       $591.55  $12,422.58       $190.13    $12,235.65
 7             $12,235.65       $611.78  $12,847.43       $196.63    $12,654.11
 8             $12,654.11       $632.71  $13,286.82       $203.35    $13,086.88
 9             $13,086.88       $654.34  $13,741.22       $210.31    $13,534.45
 10            $13,534.45       $676.72  $14,211.17       $217.50    $13,997.33
 Cumulative                   $5,844.05                 $1,878.30

A Statement of Additional Information (SAI) dated October 22, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950


Cusip 60934N211


8012811A (9/07)

                       PART C.         OTHER INFORMATION.

Item 23      Exhibits:

             (a)    (i)          Conformed copy of Restatement and
                                 Amendment Numbers 1-18 to the
                                 Declaration of Trust of the Registrant;
                                 (35)
                    (ii)         Form of Declaration of Trust Amendment
                                 No. 19; (42)
                    (iii)        Conformed copy of Amendment No. 20 to
                                 the Amended and Restated Declaration of
                                 Trust; (43)
                    (iv)         Conformed copy of Amendment No. 21 to
                                 the Amended and Restated
                                 Declaration of Trust; (50)
                    (v)          Conformed copy of Amendment No. 22 to
                                 the Amended and Restated Declaration of
                                 Trust; (55)
                    (vi)         Conformed copy of Amendment No. 23 to
                                 the Amended and Restated Declaration of
                                 Trust; (57)
                    (vii)        Conformed copy of Amendment No. 24
                                 to the Amended and Restated Declaration
                                 of Trust; (58)
                    (viii)       Conformed copy of Amendment No. 25 to
                                 the Amended and Restated Declaration of
                                 Trust;(59)
                    (ix)         Conformed copy of Amendment No. 26 to
                                 the Amended and Restated Declaration of
                                 Trust; (59)
                    (x)          Conformed copy of Amendment No. 27
                                 to the Amended and Restated Declaration
                                 of Trust; (62)
                    (xi)         Conformed copy of Amendment No. 28
                                 to the Amended and Restated Declaration
                                 of Trust; (62)
             (b)    (i)          Copy of By-Laws and Amendments 1-4 of
                                 the Registrant; (35)
                    (ii)         Amendment #5 to By-Laws (42)
                    (iii)        Amendment #6 to By-Laws (46)
                    (iv)         Amendment #7 to By-Laws (52)
                    (v)          Amendment #8 to By-Laws (59)
                    (vi)         Amendment #9 to By-Laws (60)
             (c)                 Copy of Specimen Certificate for Shares
                                 of Beneficial Interest of the
                                 Registrant; (See Appendix)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Contract and Exhibits A-PP of the
                                 Registrant; (35)
                    (ii)         Conformed copy of Amendment to the
                                 Investment Advisory Contract of the
                                 Registrant; (38)
                    (iii)        Conformed copy of Exhibit QQ to the
                                 Investment Advisory Contract of the
                                 Registrant; (44)
                    (iv)         Conformed copy of Exhibit RR through
                                 Exhibit TT to the Investment Advisory
                                 Contract of the Registrant; (56)
                    (v)          Amendment #1 to Exhibit H to Investment
                                 Advisory Contract of the
                                 Registrant;(58)
                    (vi)         Conformed copy of Amendment #1 to
                                 Exhibit T to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (vii)        Conformed copy of Amendment #1 to
                                 Exhibit U to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (viii)       Conformed copy of Amendment #1 to
                                 Exhibit V to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (ix)         Conformed copy of Amendment #1 to
                                 Exhibit AA to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (x)          Conformed copy of Amendment #1 to
                                 Exhibit BB to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xi)         Conformed copy of Amendment #1 to
                                 Exhibit CC to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xii)        Conformed copy of Amendment #1 to
                                 Exhibit EE to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xiii)       Conformed copy of Amendment #1 to
                                 Exhibit GG to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xiv)        Conformed copy of Amendment #1 to
                                 Exhibit HH to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xv)         Conformed copy of Amendment #1 to
                                 Exhibit JJ to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xvi)        Conformed copy of Amendment #1 to
                                 Exhibit OO to the Investment Advisory
                                 Contract of the Registrant; (to be
                                 filed by amendment)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract and Exhibits A-R of the
                                 Registrant; (35)
                    (ii)         Conformed copy of Exhibit S-W to the
                                 Distribution Contract of the
                                 Registrant; (54)
                    (iii)        Conformed copy of Amendment to the
                                 Distributor's Contract of the
                                 Registrant; (38)
                    (iv)         Conformed copy of Distributor's
                                 Contract of the Registrant;
                    (v)          (Liberty U.S. Government Money Market
                                 Trust - Class B Shares); (23)
                    (vi)         The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement; and
                                 Plan Trustee/ Mutual Funds Service
                                 Agreement from Item 24(b)(6) of the
                                 Cash Trust Series II Registration
                                 Statement on Form N-1A filed with the
                                 Commission on July 24, 1995. (File Nos.
                                 33-38550 and 811-6269).
                    (vii)        Conformed copy of Amendment to the
                                 Distributor's Contract of the
                                 Registrant. (46)
                    (viii)       Conformed copy of Exhibits X-Y to the
                                 Distribution Contract of the
                                 Registrant; (57)
                    (ix)         Conformed copy of Exhibit U to the
                                 Distributor's Contract of the
                                 Registrant; (58)
                    (x)          Conformed copy of Exhibit Z to the
                                 Distributor's Contract of the
                                 Registrant; (62)
                    (xi)         Conformed copy of Exhibit AA to the
                                 Distributor's Contract of the
                                 Registrant; (to be filed by amendment)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Agreement
                                 of the Registrant; (8)
                    (ii)         Conformed copy of Custodian Fee
                                 Schedule; (17)
                    (iii)        Conformed copy of the Custody Agreement
                                 (Federated Capital Reserves Fund,
                                 Federated Government Reserves Fund and
                                 Federated Municipal Trust) (62);
                    (iv)         Conformed copy of Custodian Contract
                                 between the Registrant and State Street
                                 Bank and Trust Company and Federated
                                 Services Company; (62)
             (h)    (i)          Conformed copy of Principal Shareholder
                                 Services Agreement (Liberty U.S.
                                 Government Money Market Trust - Class B
                                 Shares); (23)
                    (ii)         Conformed copy of Shareholder Services
                                 Agreement (Liberty U.S Government Money
                                 Market Trust - Class B Shares); (23)
                    (iii)        The responses described in Item
                                 23(e)(iv) are hereby incorporated
                                 reference.
                    (iv)         The Registrant hereby incorporates
                                 the conformed copy of the Second
                                 Amended and Restated Services
                                 Agreement, with attached Schedule 1
                                 Revised 6/30/04, from Item 23(h)(vii)
                                 of the Cash Trust Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on July 29,
                                 2004. (File Nos. 33-29838 and 811-
                                 5843).
                    (v)          The Registrant hereby incorporates
                    the conformed copy of the Financial
                    Administration and Accounting       Services
                    Agreement, with attached       Exhibit A revised
                    3/1/06, from       Item (h)(viii) of the Federated
                    Total Return Government Bond Fund       Registration
                    Statement on Form N-      1A, filed with the
                    Commission on       April 26, 2006. (File Nos. 33-
                    60411     and 811-07309)
                    (vi)         The Registrant hereby incorporates by
                                 reference the conformed copy of the
                                 Agreement for Administrative Services,
                                 with Exhibit 1 and Amendments 1 and 2
                                 attached, between Federated
                                 Administrative Services and the
                                 Registrant from Item 23(h)(iv) of the
                                 Federated Total Return Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on November
                                 29, 2004. (File Nos. 33-50773 and 811-
                                 7155).
                    (vii)        The Registrant hereby incorporates
                    the conformed copy of the Transfer       Agency and
                    Service Agreement         between the Federated
                    Funds listed       on Schedule A revised 3/1/06 and
                    State Street Bank and Trust Company     from Item
                    23(h)(ix)of the Federated     Total Return
                    Government Bond Fund       Registration Statement on
                    Form N-      1A, filed with the Commission on
                    April 26, 2006. (File Nos. 33-60411     and 811-
                    07309).
                    (viii)       Conformed copy of Fund Accounting
                    Agreement (Federated Capital         Reserves Fund,
                    Federated Government     Reserves Fund and Federated
                    Municipal Trust) (to be filed by       amendment;)
                    (ix)         The Registrant hereby incorporates
                                 by reference the conformed copy of
                                 Amendment No. 3 to the Agreement
                    for Administrative Services between
                                 Federated Administrative Services
                                 Company and the Registrant dated
                                 June 1, 2005 form Item 23 (h)(ii)
                                 of the Cash Trust Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on July 27,
                                 2005. (File Nos. 33-29838 and (811-
                                 5843);
                    (x)          The Registrant hereby incorporates
                    the Copy of Schedule 1, revised       9/1/05, to the
                    Second Amended and       Restated Services
                    Agreement, from       Item h(ix) of the Federated
                    Institutional Trust Registration       Statement on
                    Form N-1A, filed with       the Commission on
                    September 28,       2005. (File Nos. 33-54445 and
                    811-      7193).
                    (xi)         The Registrant hereby incorporates
                    the Copy of Exhibit A, revised       9/1/05, to the
                    Financial         Administration and Accounting
                    Services Agreement, from         Item h(x) of the
                    Federated         Institutional Trust Registration
                    Statement on Form N-1A, filed with       the
                    Commission on September 28,       2005. (File Nos.
                    33-54445 and 811-      7193).
                    (xii)        The Registrant hereby incorporates
                    the Copy of Exhibit A, revised       6/1/05, to the
                    Transfer Agency and       Services Agreement between
                    the       Federated Funds and State Street
                    Bank and Trust Company, from         Item h(xi) of
                    the Federated         Institutional Trust
                    Registration       Statement on Form N-1A, filed
                    with       the Commission on September 28,
                    2005. (File Nos. 33-54445 and 811-      7193).
                    (xiii)       Conformed copy of Agreement for
                    Administrative Services between       Registrant and
                    Federated         Administrative Services; (62)
             (i)                 Conformed copy of Opinion and Consent
                                 of Counsel as to legality of shares
                                 being registered; (12)
             (j)    (i)          Conformed copy of Consent of Ernst &
                                 Young LLP for:
                                 (a)   Automated Government Cash
                                       Reserves; (61)
                                 (b)   Automated Treasury Cash Reserves;
                                       (61)
                                 (c)   U.S. Treasury Cash Reserves; (61)
                                 (d)   Tax Free Instruments Trust; (60)
                                 (e)   California Municipal Cash Trust;
                                       Alabama Municipal Cash Trust;
                                       Arizona Municipal Cash Trust;
                                       Connecticut Municipal Cash Trust;
                                       Florida Municipal Cash Trust;
                                       Georgia Municipal Cash Trust;
                                       Maryland Municipal Cash Trust;
                                       Massachusetts Municipal Cash
                                       Trust; Michigan Municipal Cash
                                       Trust; Minnesota Municipal Cash
                                       Trust; New Jersey Municipal Cash
                                       Trust; New York Municipal Cash
                                       Trust; North Carolina Municipal
                                       Cash Trust; Ohio Municipal Cash
                                       Trust; Pennsylvania Municipal
                                       Cash Trust; Virginia Municipal
                                       Cash Trust; Federated Tax-Free
                                       Trust; (62)
                                 (f)   Federated Short-Term U.S.
                                       Government Trust; Automated
                                       Government Money Trust; Liberty
                                       U.S. Government Money Market
                                       Trust; Money Market Trust; Money
                                       Market Management; Trust for U.S.
                                       Treasury Obligations; (58)
                    (ii)               Conformed copy of Consent of
                                       Deloitte & Touche LLP for:
                                       Automated Cash Management Trust;
                                       Federated Master Trust;
                                       Government Obligations Fund;
                                       Government Obligations Tax-
                                       Managed Fund; Liquid Cash Trust;
                                       Municipal Obligations Fund; Prime
                                       Obligations Fund; Prime Cash
                                       Obligations Fund; Prime Value
                                       Obligations Fund; Trust for
                                       Government Cash Reserves; Trust
                                       for Short-Term U.S. Government
                                       Securities; Tax-Free Obligations
                                       Fund; Treasury Obligations Fund;
                                       (58)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (12)
             (m)    (i)          Conformed copy of Distribution Plan and
                                 Exhibits A-I of the Registrant; (53)
                    (ii)         Conformed copy of Exhibits J-K of the
                                 Distribution Plan of the Registrant;
                                 (55)
                    (iii)        The responses described in Item
                                 23(e)(iv) are hereby incorporated by
                                 reference.
                    (iv) Conformed copy of Exhibit L of the Distribution Plan of the Registrant;(57)
                    (v)          Conformed copy of Exhibit K to the
                    Distribution Plan of the Registrant;     (58)
                    (vi)         Conformed copy of Exhibit M to the
                    Distribution Plan of the Registrant;     (62)
             (n)    (i)          The Registrant hereby incorporates the
                                 Copy of the Multiple Class Plan and
                                 attached Exhibits from Item (n) of the
                                 Federated Short-Term Municipal Trust
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on August 28,
                                 2006. (File Nos. 2-72277 and 811-3181).
                    (ii)         Conformed copy of Multiple Class Plan
                                 of the Registrant, with attached
                                 exhibits for each class of Shares; (62)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (23)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Investment Officer of the
                                 Registrant; (23)
                    (iii)        Conformed copy of Power of Attorney of
                                 Treasurer of the Registrant: (18)
                    (iv)         Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (26)
                    (v)          Conformed copy of Power of Attorney of
                                 Treasurer of the Registrant;(59)
                    (vi)         Conformed copy of Power of Attorney of
                                 Trustee James F. Will; (60)
                    (vii)        Conformed copy of Power of Attorney of
                                 Trustee Thomas O'Neill; (62)
             (p)                 Copy of the Code of Ethics for Access
                                 Persons; (54)

+ All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).
21. Response is incorporated by reference to Registrant' s Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950).
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed February 25, 2000. (File Nos. 33-31602 and 811-5950).
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 28, 2000. (File Nos. 33-31602 and 811-5950).
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed December 14, 2000. (File Nos. 33-31602 and 811-5950).
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed December 26, 2000. (File Nos. 33-31602 and 811-5950).
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).
36. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed June 25, 2001. (File Nos. 33-31602 and 811-5950).
37. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 53 on Form N-1A filed September 14, 2001. (File Nos. 33-31602 and 811-5950).
38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed September 28, 2001. (File Nos. 33-31602 and 811-5950).
39. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 56 on Form N-1A filed May 28, 2002. (File Nos. 33-31602 and 811-5950).
40. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed on June 28, 2002 (File Nos. 33-31602 and 811-5950).
41. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 58 on Form N-1A filed on September 30, 2002. (File Nos. 33-31602 and 811-5950).
42. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed on December 20, 2002. (File Nos. 33-31602 and 811-5950).
43. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed on May 30, 2003. (File Nos. 33-31602 and 811-5950).
44. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 on Form N-1A filed on June 30, 2003. (File Nos. 33-31602 and 811-5950).
45. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 64 on Form N-1A filed on September 30, 2003. (File Nos. 33-31602 and 811-5950).
46. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed on December 30, 2003. (File Nos. 33-31602 and 811-5950).
47. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 66 on Form N-1A filed on February 26, 2004. (File Nos. 33-31602 and 811-5950).
48. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 67 on Form N-1A filed on May 27, 2004. (File Nos. 33-31602 and 811-5950).
49. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 68 on Form N-1A filed on June 29, 2004. (File Nos. 33-31602 and 811-5950).
50. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 69 on Form N-1A filed on June 29, 2004. (File Nos. 33-31602 and 811-5950).
51. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 70 on Form N-1A filed on September 29, 2004. (File Nos. 33-31602 and 811-5950).
52. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 73 on Form N-1A filed on December 3, 2004. (File Nos. 33-31602 and 811-5950).
53. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 74 on Form N-1A filed on December 30, 2004. (File Nos. 33-31602 and 811-5950).
54. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 77 on Form N-1A filed on February 25, 2005. (File Nos. 33-31602 and 811-5950).
55. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 79 on Form N-1A filed on May 2, 2005. (File Nos. 33-31602 and 811-5950).
56. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 80 on Form N-1A filed on May 27, 2005. (File Nos. 33-31602 and 811-5950).
57. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 81 on Form N-1A filed on June 28, 2005. (File Nos. 33-31602 and 811-5950).
58. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 82 on Form N-1A filed on September 30, 2005. (File Nos. 33-31602 and 811-5950).
59. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 83 on Form N-1A filed on February 27, 2006. (File Nos. 33-31602 and 811-5950).
60. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 84 on Form N-1A filed on May 26, 2006. (File Nos. 33-31602 and 811-5950).
61. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 86 on Form N-1A filed on September 29, 2006. (File Nos. 33-31602 and 811-5950).
62. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 87 on Form N-1A filed on February 27, 2007. (File Nos. 33-31602 and 811-5950).

Item 24.     Persons Controlled by or Under Common Control with the
             Fund:

       None

Item 25.     Indemnification:  (1)


Item 26.     Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Vice Chairman:                                       William D. Dawson, III

Senior Vice Presidents:                              Todd Abraham
                                                     J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Randall Bauer
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Ihab Salib
                                                     Paige Wilhelm

Vice Presidents:                                     Nancy J.Belz
                                                     G. Andrew Bonnewell
                                                     Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
Karol Crummie
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone,Jr.
William Ehling  Eamonn G. Folan
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Kathyrn P. Glass
                                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Bob Nolte
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Roberto Sanchez-Dahl,Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Kyle Stewart
                                                     Mary Ellen Tesla
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     Mark Weiss
                                                     George B. Wright

Assistant Vice Presidents:                           Jason DeVito
                                                     Bryan Dingle
                                                     Timothy Gannon
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Joseph Mycka
                                                     Nick Navari
                                                     Gene Neavin
                                                     Liam O'Connell
                                                     Nichlas S. Tripodes


Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue


Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.     Principal Underwriters:

             (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________

Chairman:                       Richard B. Fisher          Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Michael Benacci
                                Richard W. Boyd
                                Charles L. Davis, Jr.
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Michael W. Koenig
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Richard C. Mihm
                                Keith Nixon
                                Rich Paulson
                                Solon A. Person, IV
                                Chris Prado
                                Brian S. Ronayne
                                Colin B. Starks
                                Robert F. Tousignant
                                William C. Tustin
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Peter Germain
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                John A. O'Neill
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Jack L. Streich
                                Mark Strubel
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable



Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Reed Smith LLP
                                       Investment    Management
                                       Group (IMG)
                                       Federated Investors Tower
                                       12th Floor
                                       1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779
                                       (Notices should be sent to the
                                       Agent for Service at above
                                       address)

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA  15237-7000

State Street Bank and                  P.O. Box 8600
Trust Company                          Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Bank of New York                       One Wall Street
("Custodian for Federated              New York, NY  10286
Capital Reserves Fund, Federated
Government Reserves Fund and
Federated Municipal Trust")

Federated Services Company             Federated Investors Tower
("Administrator")                      1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Federated Investment                   Federated Investors Tower
Management Company                     1001 Liberty Avenue
("Adviser")                            Pittsburgh, PA  15222-3779

Item 29.     Management Services: Not applicable.


Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Money Market
Obligations Trust, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of August, 2007.

                          MONEY MARKET OBLIGATIONS TRUST

                          BY: /s/ Leslie K. Ross
                          Leslie K. Ross, Assistant Secretary

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                      TITLE                     DATE

By: /s/ Leslie K. Ross        Attorney In Fact       August 29, 2007
Leslie K. Ross                For the Persons
ASSISTANT SECRETARY           Listed Below

       NAME                                     TITLE

John F. Donahue*                       Trustee

J. Christopher Donahue*                President and Trustee
                                       (Principal Executive Officer)

Richard A. Novak*                      Treasurer
                                       (Principal Financial Officer)

Thomas G. Bigley*                      Trustee

John T. Conroy, Jr.*                   Trustee

Nicholas P. Constantakis*              Trustee

John F. Cunningham*                    Trustee

Lawrence D. Ellis, M.D.*               Trustee

Peter E. Madden*                       Trustee

Charles F. Mansfield, Jr.*             Trustee

John E. Murray, Jr., J.D., S.J.D.*     Trustee

Thomas O'Neill*                        Trustee

Marjorie P. Smuts*                     Trustee

John S. Walsh*                         Trustee

James F. Will*                         Trustee

*By Power of Attorney

                                Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i) Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(ii) Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998. File Nos. 33-31259 and 811-5911).
(iii) Automated Cash Management Trust - Institutional Service Shares and Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. File Nos. 33-31602 and 811-5950).
(iv) Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May 28, 1982. File Nos. 2-77822 and 811-3475).
(v) California Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(vi) Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989. File Nos. 33-31259 and 811-5911).
(vii) Federated Master Trust; (Response is incorporated by reference to Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996. File Nos. 2-60111 and 811-2784).
(viii) Federated Short-Term U.S. Government Trust; (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed October 22, 1987. File Nos. 33-12322 and 811-
          5035).
(ix) Federated Tax-Free Trust; (Response is incorporated by reference to Initial Registration Statement on Form S-5 filed December 27, 1978. File Nos. 2-63343 and 811-2891).
(x) Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994. File Nos. 33-31259 and 811-
          5911).
(xi) Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995. File Nos. 33-31259 and 811-5911).
(xii) Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996. File Nos. 2-65447 and 811-
          2956).
(xiii) Liquid Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980. File Nos. 2-67655 and 811-3057).
(xiv) Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994. File Nos. 33-31259 and 811-5911).
(xv) Massachusetts Municipal Cash Trust - Institutional Service Shares and BayFunds Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xvi) Michigan Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(xvii) Minnesota Municipal Cash Trust - Institutional Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xviii) New Jersey Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xix) North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xx) Ohio Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(xxi) Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxii) Pennsylvania Municipal Cash Trust - Institutional Shares; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed on May 19, 1995. File Nos. 33-31259 and 811-5911).
(xxiii) Pennsylvania Municipal Cash Trust - Institutional Service Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxiv) Tennessee Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on February 29, 1996. File Nos. 33-31259 and 811-5911).
(xxv) Treasury Obligations Fund - Institutional Capital Shares; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. File Nos. 33-31602 and 811-5950).
(xxvi) Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and 811-5772).
(xxvii) Trust for Short-Term U.S. Government Securities; (Response is incorporated by reference to Post-Effective Amendment No. 53 on Form N-1A filed January 23, 1995. File Nos. 2-54929 and 811-2602).
(xxviii) Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed November 27, 1994. File Nos. 2-49591 and 811-2430).
(xxix) Virginia Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxx) Liberty U.S. Government Money Market Trust and Liquid Cash; (Response is incorporated by reference to Post-Effective Amendment No 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and 811-5950).
(xxxi) Liberty U.S. Government Money Market Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and 811-5950).
(xxxii) Liquid Cash Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and 811-5950).